   As Filed with the Securities and Exchange Commission on June 26, 2000

                                                       REGISTRATION NO. 33-41628
                                                                       811-05846
--------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    ------------

                                      FORM N-4


                         POST-EFFECTIVE AMENDMENT NO. 16                    /X/

                                        TO


              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                        AND

                                AMENDMENT NO. 27                            /X/

                                        TO

                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940                         /X/

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                             (Exact Name of Registrant)

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Name of Depositor)

                            ONE SUN LIFE EXECUTIVE PARK
                        WELLESLEY HILLS, MASSACHUSETTS 02481
                (Address of Depositor's Principal Executive Offices)

                    DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

             EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                  ONE COPLEY PLACE
                            BOSTON, MASSACHUSETTS 02116
                      (Name and Address of Agent for Service)

                            COPIES OF COMMUNICATIONS TO:
                                 JOAN E. BOROS, ESQ.
                  JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                           1025 THOMAS JEFFERSON STREET, N.W.
                                     SUITE 400 EAST
                                 WASHINGTON, D.C. 20007

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On July 17, 2000 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

This Post-Effective Amendment to the registration statement on Form N-4 (file No. 33-41628), which became effective on November 1, 1991 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus, and profile contained in the Registration Statement as amended, for the following annuity products:

            MFS Regatta Platinum Variable and Fixed Annuity
            MFS Regatta Gold Variable and Fixed Annuity
            Futurity II Variable and Fixed Annuity


Each of the supplements describes additional variable investment options to be made available under the annuity contracts offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and profile for the each of the above-referenced annuity products included in this Amendment and does not otherwise delete, amend or supersede any information contained in the Registration Statement, as amended.

                                       PART A
                        INFORMATION REQUIRED IN A PROSPECTUS


    Attached hereto and made a part hereof is a Supplement dated June 26, 2000 to the Prospectus dated May 1, 2000 (incorporated herein by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (Registration No. 333-41628), filed April 1, 2000) for each of the following:



               MFS Regatta Platinum Variable and Fixed Annuity
               MFS Regatta Gold Variable and Fixed Annuity
               Futurity II Variable and Fixed Annuity

                         SUPPLEMENT DATED JUNE 26, 2000
                                       TO
                           PROFILE DATED MAY 1, 2000
                                      AND
                          PROSPECTUS DATED MAY 1, 2000
                                      FOR
                              MFS REGATTA PLATINUM
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective July 17, 2000, with the addition of a new Series -- the Technology Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), you may allocate your money among 27 variable investment options available under the MFS Regatta Platinum Variable and Fixed Annuity. Market conditions will determine the value of an investment in the Technology Series and any other Series. The Technology Series and the other Series available as Variable Account investment options under the Contract are described in the current Series Fund prospectus, as supplemented.

      As a result of the addition of the Technology Series, the Profile dated May 1, 2000 (the "Profile") and the Prospectus dated May 1, 2000 (the "Prospectus") are amended and supplemented as follows:

      1. The third paragraph of Section 1, "The MFS Regatta Platinum Annuity," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "You may choose among 27 variable investment options and a range of fixed interest options."

      2. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is supplemented by the addition of the Technology Series.

      3. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented as follows:

                                                                                          EXAMPLES:
                                            TOTAL ANNUAL   TOTAL ANNUAL    TOTAL       TOTAL EXPENSES
                                             INSURANCE        SERIES       ANNUAL          AT END
SUB-ACCOUNT                                   CHARGES        EXPENSES     EXPENSES    1 YEAR    10 YEARS
------------------------------------------  ------------   ------------   --------   --------   --------
Technology Series.........................    1.50  %        1.00  %       2.50 %      $81        $284

      4. The "Series Fund Annual Expenses" table and the footnotes thereto appearing on page 5 of the Prospectus are amended and supplemented as follows:

                                                               OTHER               TOTAL SERIES
                                          MANAGEMENT       EXPENSES (2)            EXPENSES (2)
                                             FEES      (AFTER REIMBURSEMENT)   (AFTER REIMBURSEMENT)
                                          ----------   ---------------------   ---------------------
Technology Series (4)...................    0.75%              0.25%                   1.00%

--------------

    (1) The information relating to Series Fund expenses was provided by the Series Fund and we have not independently verified it. You should consult the Series Fund prospectus for more information about Series Fund expenses. For all Series except the Technology Series, "Management Fees," "Other Expenses," and "Total Series Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Technology Series are estimates for the year 2000, based on the applicable expense reimbursement waiver. No actual expense figures are shown for the Technology Series because it commenced operations in June 2000 and, therefore, has less than 12 months of investment performance.

    (2) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses" in the table. Had these fees been taken into account, "Total Series Expenses" for certain of the Series would be as follows:

    Bond Series.............................................  0.71%
    Capital Appreciation Series.............................  0.75%
    Capital Opportunities Series............................  0.83%
    Equity Income Series....................................  0.91%
    Global Asset Allocation Series..........................  0.88%
    New Discovery Series....................................  1.05%
    Strategic Income Series.................................  1.03%
    Technology Series.......................................  1.03%
    Utilities Series........................................  0.81%

    (4) MFS has agreed to bear the expenses of the Series such that "Other Expenses," after taking into account the expense offset arrangement described in Footnote (2) above, will not exceed 0.25% annually. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the Series Fund's Board of Directors.

      5. The Examples presented on page 6 of the Prospectus are supplemented as follows:

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000 and a 5% annual return:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Technology Series...........................................    $81        $117       $158       $284

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000 and a 5% annual return:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Technology Series...........................................    $25        $ 78       $133       $284

      6. The "Variable Account Options: The MFS/Sun Life Series Trust" section beginning on page 8 of the Prospectus, is amended and supplemented as follows:

    (a) The second paragraph of the section is deleted in its entirety and replaced by the following:

       "The Series Fund is composed of 28 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 28 Series, each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the 27 Series described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

    (b) The following Fund description is added on page 10 of the Prospectus:

       "TECHNOLOGY SERIES will seek capital appreciation."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF THE MFS REGATTA PLATINUM VARIABLE AND FIXED ANNUITY, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST, AS SUPPLEMENTED. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

PLATSUPP-1 6/00

                         SUPPLEMENT DATED JUNE 26, 2000
                                       TO
                           PROFILE DATED MAY 1, 2000
                                      AND
                          PROSPECTUS DATED MAY 1, 2000
                                      FOR
                                MFS REGATTA GOLD
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective July 17, 2000, with the addition of a new Series -- the Technology Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), you may allocate your money among 27 variable investment options available under the MFS Regatta Gold Variable and Fixed Annuity. Market conditions will determine the value of an investment in the Technology Series and any other Series. The Technology Series and the other Series available as Variable Account investment options under the Contract are described in the current Series Fund prospectus, as supplemented.

      As a result of the addition of the Technology Series, the Profile dated May 1, 2000 (the "Profile") and the Prospectus dated May 1, 2000 (the "Prospectus") are amended and supplemented as follows:

      1. The third paragraph of Section 1, "The MFS Regatta Gold Annuity," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

        "You may choose among 27 variable investment options and a range of fixed interest options."

      2. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is supplemented by the addition of the Technology Series.

      3. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented as follows:

                                                                                          EXAMPLES:
                                            TOTAL ANNUAL   TOTAL ANNUAL    TOTAL       TOTAL EXPENSES
                                             INSURANCE        SERIES       ANNUAL          AT END
SUB-ACCOUNT                                   CHARGES        EXPENSES     EXPENSES    1 YEAR    10 YEARS
------------------------------------------  ------------   ------------   --------   --------   --------
Technology Series.........................    1.50  %        1.00  %       2.50 %      $81        $284

      4. The "Series Fund Annual Expenses" table and the footnotes thereto appearing on page 5 of the Prospectus are amended and supplemented as follows:

                                                               OTHER               TOTAL SERIES
                                          MANAGEMENT       EXPENSES (2)            EXPENSES (2)
FUND                                         FEES      (AFTER REIMBURSEMENT)   (AFTER REIMBURSEMENT)
----                                      ----------   ---------------------   ---------------------
Technology Series (4)...................    0.75%              0.25%                   1.00%

------------------------

    (1) The information relating to Series Fund expenses was provided by the Series Fund and we have not independently verified it. You should consult the Series Fund prospectus for more information about Series Fund expenses. For all Series except the Technology Series, "Management Fees," "Other Expenses," and "Total Series Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Technology Series are estimates for the year 2000, based on the applicable expense reimbursement waiver. No actual expense figures are shown for the Technology Series because it commenced operations in June 2000 and, therefore, has less than 12 months of investment performance.

    (2) Each Series has an expense offset arrangement which reduces the Series' custodian fee based on the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses" in the table. Had these fees been taken into account, "Total Series Expenses" for certain of the Series would be as follows:

    Bond Series.............................................  0.71%
    Capital Appreciation Series.............................  0.75%
    Capital Opportunities Series............................  0.83%
    Equity Income Series....................................  0.91%
    Global Asset Allocation Series..........................  0.88%
    New Discovery Series....................................  1.05%
    Strategic Income Series.................................  1.03%
    Technology Series.......................................  1.03%
    Utilities Series........................................  0.81%

    (4) MFS has agreed to bear the expenses of the Series such that "Other Expenses," after taking into account the expense offset arrangement described in Footnote (2) above, will not exceed 0.25% annually. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the Series Fund's Board of Directors.

      5. The "Examples" presented on page 6 of the Prospectus are supplemented as follows:

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000 and a 5% annual return:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Technology Series...........................................    $81        $117       $158       $284

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000 and a 5% annual return:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Technology Series...........................................    $25        $ 78       $133       $284

      6. The "Variable Account Options: The MFS/Sun Life Series Trust" section, beginning on page 9 of the Prospectus, is supplemented as follows:

    (a) The second paragraph of the section is deleted in its entirety and replaced by the following:

             "The Series Fund is composed of 28 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 28 Series, each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the 27 Series described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

    (b) The following Fund description is added to page 11 of the Prospectus:

             "TECHNOLOGY SERIES will seek capital appreciation."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF THE MFS REGATTA GOLD VARIABLE AND FIXED ANNUITY AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST, AS SUPPLEMENTED. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

GOLDSUPP-1 6/00

                         SUPPLEMENT DATED JUNE 26, 2000
                                       TO
                           PROFILE DATED MAY 1, 2000
                                      AND
                          PROSPECTUS DATED MAY 1, 2000
                                      FOR
                                  FUTURITY II
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective July 17, 2000, with the addition of two new Funds -- the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund (each, a "Fund") -- to the Sun Capital Advisers Trust, you may allocate your money among 41 variable investment options available under the Futurity II Variable and Fixed Annuity. The Sun Capital Advisers Trust is managed by Sun Capital Advisers, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Market conditions will determine the value of an investment in any of the new Funds and in any other Fund. The Funds are described in the current Fund prospectuses.

      As a result of the addition of the new Funds, the Profile dated May 1, 2000 (the "Profile") and the Prospectus dated May 1, 2000 (the "Prospectus") for the Futurity II Variable and Fixed Annuity are amended and supplemented as follows:

      1. The third paragraph of Section 1, "The Futurity II Annuity," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "You may choose among 41 variable investment options and a range of fixed interest options."

      2. The list of the available investment options under the Sun Capital Advisers Trust appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is supplemented by the addition of the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund.

      3. The summary expense chart appearing in Section 5, "Expenses," of the Profile is hereby supplemented as follows:

                                                                                        EXAMPLES:
                                        TOTAL ANNUAL     TOTAL ANNUAL    TOTAL       TOTAL EXPENSES
                                         INSURANCE           FUND        ANNUAL          AT END
SUB-ACCOUNT                               CHARGES          EXPENSES     EXPENSES    1 YEAR    10 YEARS
------------------------------------  ----------------   ------------   --------   --------   --------
Sun Capital Davis Financial Fund           1.50%           0.90  %       2.40 %      $80        $274
Sun Capital Davis Venture Value Fund       1.50%           0.90  %       2.40 %      $80        $274

      4. The "Underlying Fund Annual Expenses" table on page 5 of the Prospectus is hereby supplemented as follows:

                                                                                       TOTAL FUND
                                               MANAGEMENT             OTHER              ANNUAL
                                               FEES (AFTER       EXPENSES (AFTER     EXPENSES (AFTER
                                            REIMBURSEMENT)(2)   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)
                                            -----------------   -----------------   -----------------
Sun Capital Davis Financial Fund(10)......        0.75%               0.15%               0.90%
Sun Capital Davis Venture Value
 Fund(10).................................        0.75%               0.15%               0.90%

      5. Footnote 2 to the "Underlying Fund Annual Expense" table beginning on page 6 of the Prospectus is hereby deleted in its entirety and replaced by the following:

    (2) For all Funds, except the Sun Capital Davis Financial Fund and Sun Capital Davis Venture Value Fund, "Management Fees,""Other Expenses," and "Total Fund Annual Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund are estimates for the year 2000, based on the applicable expense reimbursement waiver; no actual expense figures are shown for these Funds because they commenced operations in July 2000 and, therefore, have less than 12 months of investment experience.

      6. Additionally, the following footnote to the "Underlying Fund Annual Expenses" table of the Prospectus is added to page 7 of the Prospectus:

    (10) The management fee for each of the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund decreases to 0.70% as the daily net assets of each Fund exceed $500 million.

      7. The Examples presented on pages 8 and 9 of the Prospectus are supplemented as follows:

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000 and a 5% annual return:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Sun Capital Davis Financial Fund............................    $80        $114       $154       $274
Sun Capital Davis Venture Value Fund........................    $80        $114       $154       $274

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000 and a 5% annual return:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Sun Capital Davis Financial Fund............................    $24        $75        $128       $274
Sun Capital Davis Venture Value Fund........................    $24        $75        $128       $274

      8. The descriptions of the Funds available under the Sun Capital Advisers Trust contained in the "Variable Account Options: The Funds" section beginning on page 11 of the Prospectus are supplemented by the following:

     SUN CAPITAL DAVIS FINANCIAL FUND seeks growth of capital by investing primarily in the common stock of financial services companies.

     SUN CAPITAL DAVIS VENTURE VALUE FUND seeks growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $5 billion.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT FUTURITY II VARIABLE AND FIXED ANNUITY PROSPECTUS, DATED MAY 1, 2000, AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS AND THE CURRENT FUND PROSPECTUSES. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION

     Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (Registration No. 33-41628), filed April 1, 2000, is the Statement of Additional Information dated May 1, 2000 for each of the following:


             MFS Regatta Platinum Variable and Fixed Annuity
             MFS Regatta Gold Variable and Fixed Annuity
             Futurity II Variable and Fixed Annuity

                                       PART C

                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No 33-41628), filed April 1, 2000:

          Included in Part A:

             A.     Condensed Financial Information - Accumulation Unit Values.

             B.     Financial Statements of the Depositor:

                       1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1999 and 1998;
                       2. Statutory Statements of Operations, Years Ended December 31, 1999, 1998 and 1997;
                       3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1999, 1998 and 1997;
                       4. Statutory Statements of Cash Flow, Years Ended December 31, 1999, 1998 and 1997;
                       5.     Notes to Statutory Financial Statements; and
                       6.     Independent Auditors' Report.

         Included in Part B:

             A.     Financial Statements of the Registrant:

                       1.     Statement of Condition, December 31, 1999;
                       2.     Statement of Operations, Year Ended December 31,
                              1999;
                       3. Statements of Changes in Net Assets, Years Ended December 31, 1999 and December 31, 1998;
                       4.     Notes to Financial Statements; and
                       5.     Independent Auditors' Report.

         (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

              (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14,
                              1997);

              (2)             Not Applicable;

              (3)(a) Distribution Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                 (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

              (4)(a)(i) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta
                              Gold) (Filed as Exhibit 4(a) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on April 28, 1998);

                 (a)(ii) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta Platinum (Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2,
                              1998);

                 (b)(i) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a)(i) (Filed as Exhibit 4(b) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No 33-41628, filed on April 28,
                              1998);

                 (b)(ii) Form of Certificate (MFS Regatta Platinum) to be issued in connection with Contract filed as
                              Exhibit 4(a)(ii) (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2,
                              1998);

              (5)(a)(i) Form of Application to be used with the annuity contract filed as Exhibit 4(a)(i) (Filed as Exhibit 5(a) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on April 28,
                              1998);

                 (a)(ii) Form of Application to be used with the annuity contract filed as Exhibit 4(a)(ii) (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2, 1998);

                 (b)(i) Form of Application to be used with the Certificate filed as Exhibit 4(b)(i) (Filed as
                              Exhibit 5 (b) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on April 28,
                              1998);

                 (b)(ii) Form of Application to be used with the Certificate filed as Exhibit 4(b)(ii) (Incorporated herein by reference to
                              Exhibit 5(b) to Post-Effective Amendment
                              No. 9 to the Registration Statement of the Registrant on Form N-4, File 33-41628, filed on March 2, 1998);


              (6)(a) Certificate of Incorporation and By-laws of the depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14,
                              1997);


                 (b) By-laws of the Depositor, as amended effective as of January 1, 2000 (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement in Form N-4, File No. 333-30844, filed June 9, 2000);

              (7)             Not Applicable;

              (8)(a) Form of Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada, and Fred Alger and Company, Incorporated (Filed as Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File
                              No. 33-41628, filed April 26, 1999);

                 (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (Filed as
                              Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on
                              Form N-4, File No.  33-41628, filed April 26,
                              1999);

                    (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26,
                              1999);

                    (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                              Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (c) Form of Fund Participation Agreement between Sun Life Assurance Company of Canada and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File
                              No. 33-41628, filed April 26, 1999);

                 (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File
                              No. 33-41628, filed April 26, 1999);

                 (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, Sun Life Assurance Company of Canada and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (f) Form of Participation Agreement dated February, 1998 by and among Sun Life Assurance Company of Canada, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (g) Form of Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as Exhibit 8(g) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);


                 (h) Form of Participation Agreement dated August 18, 1999 by and among Sun Life Assurance Company of Canada, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, (filed February 3, 2000);


              (9) Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Previously filed);


             (10)(a)          Consent of Independent Auditors*;

                 (b)          Representation of Counsel Pursuant to Rule
                              485(b)*;

             (11) Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 21, 2000);

             (12)             Not Applicable;

             (13) Schedule for Computation of Performance Quotations (Incorporated by reference to
                              Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on
                              April 29, 1998)

             (14)             Not Applicable;

             (15)(a) Powers of Attorney (Filed as Exhibit 15 to the Registration Statement on Form S-6, File No. 333-94359, filed January 10, 2000);

                 (b)          Power of Attorney of David D. Horn (Filed as
                              Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed on
                              February 3, 2000); and

                 (c)          Power of Attorney of Richard B. Bailey (Filed as
                              Exhibit 15(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-05227, filed on April 5, 2000);


                 (d) Power of Attorney of William W. Stinson (Filed as Exhibit 15(d) to Post-Effective Amendment
                              No. 23 to the Registration Statement on Form
                              N-4, File No. 2-78738, filed on April 20, 2000);
                              and


             (16) Organizational Chart of Sun Life Assurance Company of Canada (Filed as Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-30844, filed on June 9, 2000)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          Donald A. Stewart                  Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          C. James Prieur                    Vice Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada  M5H IJ9

          James A. McNulty, III              President and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Richard B. Bailey                  Director
          63 Atlantic Avenue
          Boston, MA 02110

          Gregory W. Gee                     Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          David D. Horn                      Director
          Strong Road
          New Vineyard, ME 04956

          Angus A. MacNaughton               Director
          GenStar Investment Corporation
          555 California Street, Suite 4850
          San Francisco, CA 94104

          S. Caesar Raboy                    Director
          220 Boylston Street
          Boston, MA 02110

          William W. Stinson                 Director
          Canadian Pacific Limited
          1800 Bankers Hall, East Tower
          855 - 2nd Street S.W.
          Calgary, Alberta
          Canada T2P 4Z5

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          James M.A. Anderson                Vice President, Investments
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Peter F. Demuth                    Vice President and Chief Counsel
          One Sun Life Executive Park        and Assistant Secretary
          Wellesley Hills, MA 02481

          Ronald J. Fernandes                Vice President, Retirement
          One Copley Place                   Products and Services
          Boston, MA 02116

          Ellen B. King                      Counsel and Secretary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Davey S. Scoon                     Vice President, Finance and
          One Sun Life Executive Park        Treasurer
          Wellesley Hills, MA 02481

          Robert P. Vrolyk                   Vice President and Actuary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organizational chart of Sun Life Assurance of Canada is incorporated herein by reference to Exhibit 16 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000.

     None of the companies listed in Exhibit 16 hereto is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS:

     As of June 14, 2000, there were 61,366 qualified and 117,900 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended, effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844), provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of the Depositor, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


     Name and Principal                      Positions and Offices
     Business Address*                       with Underwriter
     ----------------                        ----------------
     William Franca.....................     Managing Principal
     Michael M. Senning.................     Managing Principal
     Davey S. Scoon.....................     Treasurer and Director
     James M.A. Anderson................     Director
     Ronald J. Fernandes................     Director
     James A. McNulty, III..............     Director
     George E. Maden ...................     Secretary
     Roy P. Creedon.....................     Assistant Secretary
     Brian A. Krivitsky.................     Vice President
     Cynthia M. Orcutt..................     Vice President
     Norton A. Goss II..................     Assistant Vice President

-------------

* The principal business address of all directors and officers of the principal underwriter except Messrs. Fernandes, Goss and Krivitsky is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs. Fernandes, Goss and Krivitsky is One Copley Place, Boston, Massachusetts 02116.

(c)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 and One Copley Place, Boston, Massachusetts
02116, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

     Not Applicable.

Item 32. UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 16 to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 23rd day of June, 2000.


                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                                (Registrant)

                                SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Depositor)

                                By:  /s/ JAMES A. MCNULTY, III
                                     ----------------------------
                                     James A. McNulty, III
                                     President

Attest: /s/ EDWARD M. SHEA
--------------------------
     Edward M. Shea
     Assistant Vice President and Senior Counsel

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.


SIGNATURE                                TITLE                                    DATE
-------------------------------------    ------------------------------------     --------------

/s/ JAMES A. MCNULTY, III                President and Director                   June 23, 2000
-------------------------------------    (Principal Executive Officer)
James A. McNulty, III


/s/ DAVEY S. SCOON                       Vice President, Finance,                 June 23, 2000
-------------------------------------    and Treasurer (Principal Financial
Davey S. Scoon                           and Accounting  Officer)

* /s/ DONALD A. STEWART                  Chairman and Director                    June 23, 2000
-------------------------------------
Donald A. Stewart

* /s/ C. JAMES PRIEUR                    Vice Chairman and Director               June 23, 2000
-------------------------------------
C. James Prieur

**/s/ RICHARD B. BAILEY                  Director                                 June 23, 2000
-------------------------------------
Richard B. Bailey


* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 8 to the Registration Statement on Form S-6 (File No. 333-94359), filed on January 10, 2000.

**By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-05227, filed April 5, 2000.


SIGNATURE                                TITLE                                    DATE
-----------------------------------------------------------------------------     --------------

* /s/ GREGORY W. GEE                     Director                                  June 23, 2000
-------------------------------------
Gregory W. Gee

*** /s/ DAVID D. HORN                    Director                                  June 23, 2000
-------------------------------------
David D. Horn

* /s/ ANGUS A. MACNAUGHTON               Director                                  June 23, 2000
-------------------------------------
Angus A. MacNaughton

*/s/ S. CAESAR RABOY                     Director                                  June 23, 2000
-------------------------------------
S. Caesar Raboy

*** /s/ WILLIAM W. STINSON               Director                                  June 23, 2000
-------------------------------------
William W. Stinson

* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 8 to the Registration Statement on Form S-6 (File No. 333-94359), filed on January 10, 2000.

*** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(b) to Post-Effective Amendment No.1 to Registrant's Registration Statement on Form N-4 (File No. 333-82957), filed on February 3, 2000.

**** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 2-78738, filed April 20, 2000.